UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number         811-22208

                  Valued Advisers Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                      (Zip code)

Capitol Services, Inc.
615 S. Dupont Hwy.
Dover,DE 19901
(Name and address of agent for service)

With a copy to:
John H. Lively, Esq.
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 W. 141st Terrace
Suite 119
Leawood, KS 66224

Registrant's telephone number, including area code:    317-917-7000

Date of fiscal year end:                                                         5/31

Date of reporting period:                                                   11/30/2010

Item 1.  Reports to Stockholders.

LSOFX

SEMI-ANNUAL REPORT

Long Short Advisors LS Opportunity Fund

November 30, 2010

Long Short | Advisors

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

To the Shareholders and Directors of the LS Opportunity Fund,

Welcome to the LS Opportunity Fund!  We would like to take this opportunity to welcome you as shareholders to the Fund in this first semi-annual shareholder report.

The LS Opportunity Fund (the “Fund”) (LSOFX) has been established by the advisory firm, Long Short Advisors, LLC with Independence Capital Asset Partners (ICAP) as the sub-advisor to the Fund (responsible for all day-to-day investment decisions), Citibank, N.A. as the custodian for the assets of the Fund, and Fidelity Investments as the Prime Broker for the Fund.  The Fund was created to offer access to the investment process of the sub-advisor at lower minimums and in a mutual fund format.

Jim Hillary is the Chief Executive Officer (CEO), Chief Investment Officer (CIO) and founder of ICAP and has over 20 years of experience in investment management, primarily focusing on U.S. equity investments.

Jim began his career at W.H. Reaves rising from analyst to senior analyst/portfolio manager on both the long only and long/short portfolios, while completing his Juris Doctor from Fordham Law School in the evenings.  After leaving Reaves in 1997, Jim co-founded the Marsico family of funds with Tom Marsico.  During his tenure at Marsico, the start-up firm grew tremendously to $30 billion in assets under management.  Upon his departure from Marsico in 2004, Jim founded ICAP, a long/short equity fund to manage his own capital and the capital of friends, family and a small group of sophisticated investors.  From the early days of ICAP, the firm has invested heavily in the build out of an experienced investment team to have “more good ideas than capital.”  ICAP has also invested heavily in infrastructure and people.  The firm’s focus on a strong operational and compliance culture allows the investment team to maintain a sole focus on investing.

As the manager of a long/short equity strategy, ICAP focuses on performance and risk management.  The Fund’s style of investing, long/short equity, is an investment strategy where ICAP has the ability to buy traditional long equity positions (i.e., to profit from an increase in price) and to sell equities short (i.e., to profit from a decline in price).  ICAP endeavors to do what a successful investment manager should do: protect capital and deliver strong returns with reduced volatility.

Please refer to the LS Opportunity Fund prospectus for a full description of the investment strategy and more information about the fund.  You may obtain a current copy of the Fund’s prospectus by calling 1.877.366.6763

Thank you for choosing the LS Opportunity Fund as a place to invest your assets.

Sincerely,

Long Short Advisors, LLC.

Long Short Advisors, LLC (“Long Short”) is an SEC registered investment adviser with its principal place of business in the Commonwealth of Pennsylvania.  Long Short may only transact business in those states in which it is notice filed or qualifies for an exemption or exclusion from notice filing requirements.  This report is limited to the dissemination of general information pertaining to Long Short’s investment advisory/management services.  Any subsequent, direct communication by Long Short will be initiated by a representative that is either registered or qualifies for a corresponding exemption or exclusion under the laws of the state in which the client resides.  Additional information pertaining to the registration status of Long Short can be found on the Investment Adviser Public Disclosure website at www.adviserinfo.sec.gov.  A copy of Long Short’s disclosure brochure discussing the firm’s business operations, services and fees is available upon request.

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  Current performance of a Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-336-6763.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio.  The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees.  Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.  The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-336-6763.  Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Comparison of the Growth of a $10,000 Investment in the LS Opportunity Fund and the S&P 500(R) Index
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
Value
LS Opportunity Fund $10,410
S&P 500® Index $10,350
Inception Date 9/29/2010
September-10
October-10
November-10
Date

The chart above assumes an initial investment of $10,000 made on September 29, 2010 (commencement of Fund operations) and held through November 30, 2010.  THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted.  For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-336-6763.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

The LS Opportunity Fund seeks to generate long term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.  The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from September 29, 2010 to November 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

LS Opportunity Fund	Beginning Account Value	Ending Account Value November 30, 2010	Expenses Paid During the Period Ended November 30, 2010*
Actual	$1,000.00	$1,041.00	$4.40
Hypothetical ** (5% return before expenses)	$1,000.00	$1,012.53	$12.61
*Expenses are equal to the Fund’s annualized expense ratio of 2.50%, multiplied by the average account value over the  period, multiplied by 63/365 (to reflect the period since commencement of Fund operations on September 29, 2010).
** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from June 1, 2010 to November 30, 2010.  Accordingly, expenses are equal to the Fund’s annualized expense ratio of 2.50% multiplied by the average account value over the six month period, multiplied by 183/365 (to reflect the partial year period).

LS Opportunity Fund
Schedule of Investments
November 30, 2010
(Unaudited)

Common Stocks - Domestic - 75.63%	Shares	Fair Value

Aerospace & Defense - 2.39%
DigitalGlobe, Inc. (a)	8,732	$257,856

Beverages - 0.11%
Primo Water Corp. (a)	975	11,768

Biotechnology - 4.04%
Affymax, Inc. (a)	12,927	87,387
Amylin Pharmaceuticals, Inc. (a)	5,380	68,945
Anacor Pharmaceuticals, Inc. (a)	6,437	32,185
Celgene Corp. (a)	4,151	246,486
		435,003

Capital Markets - 1.66%
BlackRock, Inc.	498	81,174
LPL Investment Holdings, Inc. (a)	2,890	97,971
		179,145

Chemicals - 7.83%
CF Industries Holdings, Inc.	2,269	274,027
Mosaic Co. / The	5,069	342,817
Solutia, Inc. (a)	10,598	226,585
		843,429

Commercial Banks - 0.78%
Comerica, Inc.	2,313	84,401

Communications Equipment - 3.30%
QUALCOMM, Inc.	7,611	355,738

Computers & Peripherals - 1.37%
Apple, Inc. (a)	475	147,796

Construction & Engineering - 0.65%
URS Corp. (a)	1,774	70,144

Consumer Finance - 1.61%
Discover Financial Services	9,498	173,623

Diversified Financial Services - 1.75%
Citigroup, Inc. (a)	44,833	188,299

Electrical Equipment - 1.10%
American Superconductor Corp. (a)	3,545	117,978

Health Care Equipment & Supplies - 2.42%
Baxter International, Inc.	5,361	260,277

Health Care Providers & Services - 1.01%
Medco Health Solutions, Inc. (a)	1,775	108,843

Hotels Restaurants & Leisure - 1.46%
Wyndham Worldwide Corp.	5,488	157,780

Household Durables - 0.65%
KB HOME	6,208	70,150

Internet & Catalog Retail - 2.36%
Liberty Media Corp. - Interactive - Class A, (a)	16,461	254,487

Internet Software & Services - 0.18%
Constant Contact, Inc. (a)	575	14,714
Intralinks Holdings, Inc. (a)	254	5,222
		19,936

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Schedule of Investments - continued
November 30, 2010
(Unaudited)

Common Stocks - Domestic - 75.63% - continued	Shares	Fair Value

IT Services - 0.02%
Booz Allen Hamiltion Holding Corp. (a)	106	$2,056

Life Sciences Tools & Services - 0.21%
Complete Genomics, Inc. (a)	2,894	22,429

Machinery - 2.21%
Eaton Corp.	2,467	237,819

Media - 16.07%
Liberty Global, Inc. - Class A, (a)	3,665	129,228
Liberty Media Corp. - Capital - Series A (a)	20,426	1,176,129
Liberty Media-Starz - Series A (a)	3,273	205,692
National CineMedia, Inc.	7,403	138,140
ReachLocal, Inc. (a)	444	7,655
Salesforce.com, Inc. (a)	541	75,318
		1,732,162

Metals & Mining - 2.65%
Newmont Mining Corp.	4,852	285,443

Oil, Gas, & Consumer Fuels - 5.95%
Anadarko Petroleum Corp.	4,276	274,348
Concho Resources, Inc. (a)	1,774	146,799
CONSOL Energy, Inc.	2,667	111,907
EQT Corp.	2,667	107,934
		640,988

Paper & Forest Products - 0.52%
Schweitzer-Mauduit International, Inc.	888	55,775

Pharmaceuticals - 3.29%
Salix Pharmaceuticals, Ltd. (a)	7,948	354,878

Real Estate Management & Development - 0.03%
Forest City Enterprises, Inc. - Class A, (a)	219	3,362

Retail - 0.78%
Tiffany & Co.	1,345	83,525

Semiconductors - 2.82%
Skyworks Solutions, Inc. (a)	11,960	304,382

Software - 3.29%
Ariba, Inc. (a)	902	18,252
BroadSoft, Inc. (a)	1,872	42,551
Concur Technologies, Inc. (a)	595	30,470
Fortinet, Inc. (a)	4,455	141,981
NetSuite, Inc. (a)	485	12,038
RealD, Inc. (a)	2,349	66,900
SuccessFactors, Inc. (a)	902	27,213
Taleo Corp. (a)	495	15,197
		354,602

Trading Companies & Distributors - 0.54%
SeaCube Container Leasing, Ltd. (a)	4,899	58,249

Wireless Telecommunication Services - 2.58%
American Tower Corp. - Class A, (a)	5,492	277,730

TOTAL COMMON STOCKS - DOMESTIC		8,150,053

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Schedule of Investments - continued
November 30, 2010
(Unaudited)

Common Stock - International - 10.84%	Shares	Fair Value

Auto Components - 0.51%
Cie Generale des Etablissements Michelin - Class B	807	$54,752

Electronic Equipment, Instruments - 0.30%
Hollysys Automation Technologies, Ltd. (a)	2,355	32,052

Energy Equipment & Services - 2.45%
Transocean, Ltd. (a)	3,945	264,433

Health Care Equipment & Supplies - 0.58%
China Kanghui Holdings, Inc. (a) (b)	2,991	62,033

Internet & Catalog Retail - 0.15%
Mecox Lane, Ltd. (a) (b)	1,963	16,097

Metals & Mining - 5.77%
Lynas Corp., Ltd. (a)	154,279	230,819
Teck Resources, Ltd. - Class B	7,899	391,000
		621,819

Oil, Gas, & Consumer Fuels - 0.06%
CGX Energy, Inc. (a)	8,002	7,095

Pharmaceuticals - 1.02%
Warner Chilcott, PLC - Class A	5,779	109,859

TOTAL COMMON STOCKS - INTERNATIONAL		1,168,140

TOTAL COMMON STOCKS - DOMESTIC & INTERNATIONAL (Cost $9,028,108)		9,318,193

Master Limited Partnerships - 3.57%
Williams Partners LP	8,168	384,304

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $355,541)		384,304

Put Options Purchased - 0.03%
S&P 500 Index, 12/18/2010 @ $1,175	2	3,820

TOTAL PUT OPTIONS PURCHASED (Cost $3,003)		3,820

TOTAL INVESTMENTS (Cost $9,386,652) - 90.07%		$9,706,317

Other assets less liabilities - 9.93%		1,070,505

TOTAL NET ASSETS - 100.00%		$10,776,822

(a) Non-income producing.
(b) American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Schedule of Written Call Options
November 30, 2010
(Unaudited)

Written Call Options / Expiration Date @ Exercise Price	Outstanding Contracts	Shares Subject to Call	Fair Value

S&P 500 Index C 1225, 12/18/2010 @ $1,225	2	200	$780

Total (Premiums received $997)		200	$780

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Schedule of Securities Sold Short
November 30, 2010
(Unaudited)

Securities Sold Short - Domestic - (12.99%)	Shares	Fair Value

Air Freight & Logistics
United Parcel Service, Inc. (UPS) - Class B	1,502	$105,335

Biotechnology
Vertex Pharmaceuticals, Inc. (a)	1,569	51,981

Capital Markets
Federated Investors, Inc. - Class B	1,632	38,695

Commercial Banks
Synovus Financial Corp.	11,430	23,203
Wells Fargo & Co.	1,870	50,883
		74,086

Consumer Finance
Capital One Financial Corp.	1,099	40,916

Commercial Services & Supplies
Iron Mountain, Inc.	1,130	25,097
Stericycle, Inc. (a)	1,695	125,260
		150,357

Diversified Consumer Services
ITT Educational Services, Inc. (a)	448	26,203
DeVry, Inc.	423	18,164
		44,367

Electronic Equipment, Instruments
FLIR Systems, Inc. (a)	814	21,819

Food & Staples Retailing
Safeway, Inc.	1,331	30,600

Health Care Equipment & Supplies
Align Technology, Inc. (a)	1,117	19,536
C. R. Bard, Inc.	579	49,128
		68,664

Health Care Providers & Services
Owens & Minor, Inc.	1,448	40,906

Health Care Technology
Cerner Corp. (a)	1,359	119,402

Household Durables
Leggett & Platt, Inc.	838	17,347

Leisure Equipment & Products
Polaris Industries, Inc.	845	61,423

Media
Sirius XM Radio, Inc. (a)	55,987	76,702

Metals & Mining
Vale SA (a) (b)	1,651	52,304

Multiline Retail
Big Lots, Inc. (a)	548	16,796

Oil, Gas, & Consumable Fuels
Chesapeake Energy Corp.	1,704	35,988
EOG Resources, Inc.	1,011	89,928
		125,916

Real Estate Management & Development
St. Joe Co. / The (a)	1,119	19,694

Semiconductors
Intel Corp.	1,121	23,676
Texas Instruments, Inc.	2,569	81,694
Xilinx, Inc.	1,024	27,771
		133,141

Specialty Retail
Home Depot, Inc. / The	1,145	34,590

Trading Companies & Distributors
Fastenal Co.	561	30,025
GATX Corp.	1,368	45,377
		75,402

TOTAL SECURITIES SOLD SHORT - DOMESTIC		1,400,443

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Schedule of Securities Sold Short - continued
November 30, 2010
(Unaudited)

Securities Sold Short - International - (0.90%)	Shares	Fair Value

Capital Markets
Deutsche Bank AG	315	15,107

IT Services
Wipro, Ltd. (b)	558	7,639

Metals & Mining
ArcelorMittal (c)	1,607	50,910

Pharmaceuticals
AstraZeneca, PLC (b)	492	23,090

TOTAL SECURITIES SOLD SHORT - INTERNATIONAL		96,746

Investment Companies - (13.40%)

iShares Barclays 20+ Year Treasury Bond Fund	559	55,017
Powershares QQQ	6,947	361,661
SPDR S&P 500 ETF Trust	8,672	1,027,459

TOTAL INVESTMENT COMPANIES		1,444,137

TOTAL SECURITIES SOLD SHORT - DOMESTIC, INTERNATIONAL, &
INVESTMENT COMPANIES (PROCEEDS RECEIVED $2,910,961)		2,941,326

(a) Non-income producing.
(b) American Depositary Receipt.
(c) New York Registered.

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Statement of Assets and Liabilities
November 30, 2010
(Unaudited)

Assets
Investments in securities, at fair value (cost $9,386,652)	$9,706,317
Cash	3,461,724
Receivable for investments sold	551,588
Prepaid offering costs	9,616
Prepaid expenses	2,079
Dividends receivable	1,956
Forward exchange receiveable	1,235
Total assets	13,734,515

Liabilities
Payable to Advisor (a)	2,972
Payable for Investment Securities Sold Short, at Fair Value (Proceeds $2,910,961)	2,941,326
Payable for Written Options, at Fair Value (Proceeds $997)	780
Payable to adminstrator, fund accountant and transfer agent	2,054
Payable to custodian	5,741
Other accrued expenses	4,820
Total liabilities	2,957,693

Net Assets	$10,776,822

Net Assets consist of:
Paid in capital	$10,628,115
Accumulated undistributed net investment income (loss)	(27,525)
Accumulated net realized gain (loss) from investment transactions	(113,495)
Net unrealized appreciation (depreciation) on:
Investment Securities	288,693
Options	1,034

Net Assets	$10,776,822

Shares outstanding (unlimited number of shares authorized)	1,035,379

Net asset value and offering price per share	$10.41

Redemption price per share (b) (NAV * 98%)	$10.20

(a) See Note 5 in the Notes to the Financial Statements.
(b) The redemption price per share reflects a redemption fee of 2.00%
on shares redeemed within 60 calendar days of purchase.

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Statement of Operations
For the period ended November 30, 2010
(Unaudited)

Investment Income
Dividend income	$7,406
Total Income	7,406

Expenses
Investment Advisor fee (a)	23,672
Organizational expense	19,200
Transfer agent expenses	8,111
Administration expenses	6,200
Custodian expenses	6,115
Fund accounting expenses	4,629
Audit expenses	3,812
Legal expenses	2,860
Offering expense	1,968
Trustee expenses	991
Pricing expenses	891
Report printing expense	686
Miscellaneous expenses	482
24f-2 expense	422
Other expenses	361
Insurance expense	247
Registration expenses	134
Overdraft fees	53
Total Expenses	80,834
Fees waived by Advisor (a)	(45,903)
Net operating expenses	34,931
Net Investment Income (Loss)	(27,525)

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on Investment Securities and Foreign Currency:	(113,495)
Change in unrealized appreciation (depreciation) on:
Investment Securities and Foreign Currency	288,693
Options	1,034
Net realized and unrealized gain (loss) on investment securities,
foreign currency, and options	176,232
Net increase (decrease) in net assets resulting from operations	$148,707

(a) See Note 5 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Statements of Changes In Net Assets

Period Ended
November 30, 2010
(Unaudited)
Operations
Net investment income (loss)	$(27,525)
Net realized gain (loss) on investment securities and foreign currency	(113,495)
Change in unrealized appreciation (depreciation) on investment securities,
foreign currency, and options	289,727
Net increase (decrease) in net assets resulting from operations	148,707

Capital Share Transactions
Proceeds from shares sold	10,677,668
Amount paid for shares redeemed	(49,553)
Net increase (decrease) in net assets resulting
from share transactions	10,628,115

Total Increase (Decrease) in Net Assets	10,776,822

Net Assets
Beginning of period	-

End of period	$10,776,822

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$(27,525)

Capital Share Transactions
Shares sold	1,040,143
Shares redeemed	(4,764)

Net increase (decrease) from capital share transactions	1,035,379

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Financial Highlights
(For a share outstanding throughout each period)

	Period ended November 30, 2010 (Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gains (losses)	0.44
Total income (loss) from investment operations	0.41

Net asset value, end of period	$10.41

Total Return (b)	4.10%	(c)

Ratios and Supplemental Data
Net assets, end of year (000)	$10,777
Ratio of expenses to average net assets	2.50%	(d)
Ratio of expenses to average net assets before
waiver & reimbursement by Advisor	5.79%	(d)
Ratio of net investment income to
average net assets	-1.97%	(d)
Ratio of net investment income to average net assets
before waiver & reimbursement by Advisor	-5.26%	(d)
Portfolio turnover rate	29.00%

(a) For the period September 29, 2010 (Commencement of Operations) through November 30, 2010.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not Annualized
(d) Annualized

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund
Notes to the Financial Statements
November 30, 2010
(Unaudited)

NOTE 1.  ORGANIZATION

The LS Opportunity Fund (the “Fund”) is an open-end, non-diversified series of the Valued Advisers Trust (the “Trust”).  The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is one of a series of funds authorized by the Board of Trustees (the “Board”).  The Fund’s investment Advisor is Long Short Advisors, LLC (the “Advisor”).  The Advisor has retained Independence Capital Asset Partners, LLC (the “Sub-Advisor”) to serve as Sub-Advisor to provide portfolio management and related services to the Fund.  The Sub-Advisor receives a fee from the Advisor (not the Fund) for these services. The investment objective of the Fund is to generate long term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less risk than that of the stock market in general.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended November 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2010.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Distributions from Limited Partnerships are recognized on the ex-date.  Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 60 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

LS Opportunity Fund
Notes to the Financial Statements - continued
November 30, 2010
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and its net realized short-term capital gains, if any, to its shareholders on at least an annual basis.  Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Derivative Instruments - The Fund may invest in derivative instruments, which are financial instruments whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset or security.  Derivatives may be purchased for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. The Fund's transactions in derivative instruments may include, among others, the purchase and writing of options on securities.

Writing Covered Call Options - The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

Writing Covered Put Options - The Fund may write covered put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its Custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

Purchasing Put Options - The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.  The Fund may purchase a put option on an underlying security (a “protective put”) owned as a defensive technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For example, a put option may be purchased in order to protect unrealized appreciation of a security where it is desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

LS Opportunity Fund
Notes to the Financial Statements - continued
November 30, 2010
(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Purchasing Call Options - The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indices. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security.  The Fund may engage in short sales with respect to various types of securities, including ETFs.  A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale.  The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own.  Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.  The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended.  The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner.  The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales.  As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity.  In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions.  These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale.  Dividend expenses on securities sold short are not covered under the Advisor’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

LS Opportunity Fund
Notes to the Financial Statements - continued
November 30, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, exchange-traded funds, American Depositary Receipts, and limited partnerships are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Call and put options that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued using the last bid price. The options will generally be categorized as Level 1 securities.

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

LS Opportunity Fund
Notes to the Financial Statements - continued
November 30, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), including certificates of deposit, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.  Any fair value pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$9,318,193	$-	$-	$9,318,193

Master Limited Partnerships	384,304	-	-	384,304

Put Options Purchased	3,820	-	-	3,820

Total	$9,706,317	$-	$-	$9,706,317
 * Refer to Schedule of Investments for industry classifications

LS Opportunity Fund
Notes to the Financial Statements - continued
November 30, 2010
(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Written Call Options*	$780	$-	$-	$780

Securities Sold Short	2,941,326	-	-	2,941,326

Total	$2,942,106	$-	$-	$2,942,106

*See Note 4 for additional information related to these instruments.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. DERIVATIVE TRANSACTIONS

Call and put options written and purchased are represented on the Statement of Assets and Liabilities under investments in securities at value and on the Statement of Operations under net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on investment securities and foreign currency.

Please see the chart below for information regarding call and put options purchased and long and short forward currency for the Fund.

At November 30, 2010:
Derivatives	Location of Derivatives on Statements of Assets & Liabilities

Put Options Purchased	Investment in Securities, at fair value	$3,820

Call Options Written	Payable for Written Options, at fair value	$780

For the period ended November 30, 2010 :

Derivatives	Location of Gain (Loss) on Derivatives in Statements of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives

Equity Risk:
Put Options Purchased	Net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on options	$-	$817

Equity Risk:
Call Options Written	Net realized gain (loss) on investment securities and change in unrealized appreciation (depreciation) on options	$-	$217

LS Opportunity Fund
Notes to the Financial Statements - continued
November 30, 2010
(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS - continued

Transactions in call options written during the period ended November 30, 2010 were as follows:

LS Opportunity Fund
	Number of	Premiums
	contracts	Received

Options written	2	$997

Options terminated in closing purchase transactions	-	-

Options expired	-	-

Options excercised	-	-

Options outstanding at November 30, 2010	2	$997

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.75% of the Fund’s average net assets. For the period from September 29, 2010 (commencement of Fund Operations) to November 30, 2010, the Advisor earned a fee of $23,672 from the Fund before the reimbursement described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) do not exceed 2.50% of net assets.  For the period from September 29, 2010 (commencement of Fund Operations) to November 30, 2010, the Advisor waived fees of $45,903.  At November 30, 2010, the Advisor was owed $2,972 from the Fund for advisory services.

The waiver and/or reimbursement by the Advisor with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above.   For the period September 29, 2010 (commencement of Fund operations) to November 30, 2010, $45,903 may be subject to potential repayment to the Advisor by the Fund through May 31, 2014.

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel.  For the period from September 29, 2010 (commencement of Fund Operations) to November 30, 2010, HASI earned fees of $6,200 for administrative services provided to the Fund.  At November 30, 2010, the Fund owed HASI $2,283 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. A trustee of the Trust is a member of management of HASI.  HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”).  Citibank, N.A., is the custodian of the Fund’s investments (the “Custodian”).    For the period from September 29, 2010 (commencement of Fund Operations) to November 30, 2010, the Custodian earned fees of $6,115 for custody services provided to the Fund.  At November 30, 2010, the Fund owed the Custodian $5,741 for custody services.

LS Opportunity Fund
Notes to the Financial Statements - continued
November 30, 2010
(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period September 29, 2010 (commencement of Fund Operations) to November 30, 2010, HASI earned fees of $4,034 from the Fund for transfer agent services and $4,077 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period September 29, 2010 (commencement of Fund Operations) to November 30, 2010, HASI earned fees of $4,629 from the Fund for fund accounting services.  At November 30, 2010, the Fund owed HASI $379 for fund accounting services.  At November 30, 2010, HASI owed the fund $132 for transfer agent services and $476 in out-of-pocket expenses.

The Distributor acts as the principal distributor of the Fund’s shares.  There were no payments made to the Distributor by the Fund for the period from September 29, 2010 (commencement of Fund Operations) to November 30, 2010.  An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 6.  INVESTMENT TRANSACTIONS

For the period ended November 30, 2010, purchases and sales of investment securities, other than short-term investments, written options, and short securities were as follows:

Purchases
U.S. Government Obligations	$-
Other	12,355,464
Sales
U.S. Government Obligations	$-
Other	2,640,033

At November 30, 2010, the appreciation (depreciation) of investments, excluding written options and short securities, for tax purposes was as follows:

Amount
Gross Appreciation	$504,762
Gross (Depreciation)	(185,097)
Net Appreciation
(Depreciation) on Investments	$319,665

At November 30, 2010, the aggregate cost of securities for federal income tax purposes, was $9,386,652.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

LS Opportunity Fund
Notes to the Financial Statements - continued
November 30, 2010
(Unaudited)

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At November 30, 2010, National Financial Services, LLC, held, as record holder, 99.76% of the Fund’s shares.  The Trust has no knowledge of whether all or any portion of the shares owned of record are also owned beneficially.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (877) 336-6763 to request a copy of the SAI or to make shareholder inquiries.

Approval of Investment Advisory and Sub-Advisory Agreements – (Unaudited)

At a meeting held on April 23, 2010, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement between the Trust and Long Short Advisors, LLC (“LSA”).  The Board discussed the arrangements between LSA and the Trust with respect to the LS Opportunity Fund.  The Board reflected on its discussions with members of LSA regarding the proposed Advisory Agreement, the Expense Limitation Agreement and the manner in which LSA intended to manage the LS Opportunity Fund. Legal counsel referred the Board to the Meeting materials, which included, among other things, a memorandum dated February 22, 2010 from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreement, a letter dated January 27, 2010 from Counsel to LSA and LSA's responses to that letter, a net expense ratio comparison for the Fund, a management fee comparison for the Fund, the Advisory Agreement and Expense Limitation Agreement. Legal counsel reviewed with the Board the memorandum from Counsel and the proposed Advisory Agreement and Expense Limitation Agreement. He outlined the various factors the Board should consider in deciding whether to approve the Advisory Agreement.  Legal counsel also noted that the Advisory Agreement was substantially similar to the form of agreement that was in place with respect to the other Funds, except that the fee provisions differed and the Advisory Agreement contained a provision which permitted the delegation of certain duties to ICAP.

In deciding whether to approve the agreements, the Board considered numerous factors, including:

i.
The nature, extent, and quality of the services to be provided by LSA. In this regard, the Board considered the responsibilities LSA would have under the Advisory Agreement. The Board reviewed the services to be provided by LSA to the Fund including, without limitation: LSA’s procedures for overseeing ICAP’s investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the efforts of LSA during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of Fund shares. The Board considered: LSA’s staffing, personnel, and methods of operating; the education and experience of LSA’s personnel; and LSA’s compliance program, policies, and procedures.  After reviewing the foregoing and further information from LSA (e.g., descriptions of LSA’s business, and LSA’s compliance programs), the Board concluded that the quality, extent, and nature of the services to be provided by LSA were satisfactory and adequate for the Fund.

ii.
Investment Performance of the Fund and LSA.  The Fund had not commenced operations and thus did not have investment performance information to review.  The Board noted that LSA would not actually be responsible for the day-to-day portfolio management of the Fund, but that it had in place adequate processes and procedures to oversee ICAP.

iii.
The costs of the services to be provided and profits to be realized by LSA from the relationship with the Fund.  In this regard, the Board considered: the financial condition of LSA and the level of commitment to the Fund and LSA by the principals of LSA and its affiliates; the projected asset levels of the Fund; LSA’s payment of startup costs for the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for LSA in managing the Fund, including promotion of LSA’s name and the ability for LSA to place small accounts into the Fund.  The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the  Fund in terms of the type of fund, the style of investment management, the anticipated size of the fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund’s anticipated expense ratio, in light of the contractual Expense Limitation Agreement, and the management fees were generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to LSA by the Fund were fair and reasonable.

iv.
The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered the Fund’s fee arrangements with LSA. The Board noted that the management fee would stay the same as asset levels increased, although it also noted that the shareholders of the Fund would benefit from the Expense Limitation Agreement until the Fund’s expenses fell below the expense cap. The Board also noted that the Fund would benefit from economies of scale under its agreements with service providers other than LSA. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with LSA were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by LSA.

v.
Brokerage and portfolio transactions.  In regard to brokerage and portfolio transactions, the Board considered LSA’s policies for overseeing ICAP which would generally be responsible for seeking best execution for the Fund. After further review, the Board determined that LSA’s policies for overseeing the Sub-Advisor in regard to brokerage and portfolio transactions are satisfactory.

vi.
Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the persons assigned to manage and oversee the Fund’s operations and investments; the substance and administration of LSA’s code of ethics and other relevant policies. Following further consideration and discussion, the Board indicated that LSA’s standards and practices relating to the identification and mitigation of potential conflicts of interests are satisfactory.

Having considered these factors and additional information provided to the Board in advance of the meeting, the Board of Trustees determined that the Advisory Agreement is fair and in the best interests of the Fund and its shareholders and unanimously approved the appointment of the Advisor to serve as the investment Advisor to the Fund under the terms and conditions set forth in the Advisory Agreement.

The Board then reviewed and discussed the approval of the Subadvisory Agreement between LSA and Independence Capital Asset Partners, LLC (“ICAP”). Legal counsel noted that the 1940 Act requires the approval of the agreement.

 The Board discussed the arrangements between LSA and ICAP with respect to the LS Opportunity Fund.  The Board reflected on its discussions with the Manager, Chairman, CEO, and CIO regarding the proposed Subadvisory Agreement.  Legal counsel again referred the Board to the Meeting materials.  Legal counsel reviewed with the Board the memorandum from Counsel and the proposed Subadvisory Agreement. He outlined the various factors the Board should consider in deciding whether to approve the Subadvisory Agreement.

In deciding whether to approve the agreement, the Board considered numerous factors, including:

i.
The nature, extent, and quality of the services to be provided by ICAP. In this regard, the Board considered the responsibilities ICAP would have under the Subadvisory Agreement. The Board reviewed the services to be provided by ICAP to LSA. The Board considered: ICAP’s staffing, personnel, and methods of operating; the education and experience of ICAP’s personnel; and ICAP’s compliance program, policies, and procedures.  After reviewing the foregoing and further information from ICAP (e.g., descriptions of ICAP’s business, ICAP’s compliance programs, and ICAP’s Form ADV), the Board concluded that the quality, extent, and nature of the services to be provided by ICAP were satisfactory and adequate for the Fund.

ii.
Investment Performance of the Fund and ICAP.  While the Fund had not commenced operations and thus did not have investment performance information to review, the Board considered the investment performance of ICAP in managing other accounts (the “Other Accounts”) with strategies similar to the strategy that would be followed by the Fund.  The Board compared the short and long-term performance of the Other Accounts with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data (e.g., Morningstar peer group data).  After reviewing and discussing the short and long-term investment performance of the Other Accounts further, ICAP’s experience managing the composite, ICAP's historical investment performance, and other relevant factors, the Board concluded that the investment performance of the Other Accounts and ICAP was satisfactory.

iii.
The costs of the services to be provided and profits to be realized by ICAP from the relationship with the Fund.  In this regard, the Board considered: the level of commitment to the Fund and ICAP; the projected asset levels of the Fund; and the overall anticipated expenses of the Fund, including the expected nature and frequency of subadvisory fee payments. The Board also considered potential benefits for ICAP in managing the Fund, including promotion of ICAP’s name and the ability for ICAP to place small accounts into the Fund.  The Board compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the anticipated size of the fund and the nature of the investment strategy and markets invested in, among other factors. The Board determined that the Fund’s anticipated expense ratio, in light of the contractual Expense Limitation Agreement, and the management fees were generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to ICAP by LSA were fair and reasonable.

iv.
The extent to which economies of scale would be realized as the Fund grows and whether subadvisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  In this regard, the Board considered LSA’s fee arrangements with ICAP. The Board noted that the fee schedule set forth in the Subadvisory Agreement, which has a breakpoint schedule, did not result in economies of scale for the Fund as the management fee to be paid to LSA and from which ICAP would be paid, would stay the same as asset levels increased.  It was noted, however, that the shareholders of the Fund would benefit from the Expense Limitation Agreement between the Trust and LSA until the Fund’s expenses fell below the expense cap. The Board also noted that the Fund would benefit from economies of scale under its agreements with service providers other than ICAP. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements with ICAP were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by ICAP.

v.
Brokerage and portfolio transactions.  In regard to brokerage and portfolio transactions, the Board considered ICAP’s standards for seeking best execution and the relevancy of those standards to the strategies that would be employed in managing the Fund. After further review, the Board determined that ICAP’s practices regarding brokerage and portfolio transactions were satisfactory.

vi.
Possible conflicts of interest.  In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of ICAP’s personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Other Accounts; the method for aggregating portfolio securities transactions; the substance and administration of ICAP’s code of ethics and other relevant policies described in ICAP’s Form ADV. Following further consideration and discussion, the Board indicated that ICAP’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Having considered these factors and additional information provided to the Board in advance of the meeting, the Board of Trustees determined that the Sub-Advisory Agreement is fair and in the best interests of the Fund and its shareholders and unanimously approved the appointment of the Sub-Advisor.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 336-6763 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Dr. Merwyn R. Vanderlind
Ira Cohen
R. Jeffrey Young

OFFICERS
R. Jeffrey Young, Principal Executive Officer and President
John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President
Carol J. Highsmith, Vice President
William J. Murphy, Principal Financial Officer and Treasurer
Deborah Wells, Secretary

INVESTMENT ADVISER
Long Short Advisors, LLC
1818 Market Street, 33rd Floor, Suite 3323
Philadelphia, PA  19103

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224

CUSTODIAN
Citibank, N.A.
388 Greenwich Street
New York, NY  10013

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Huntington Asset Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.  NOT APPLICABLE – applies to listed companies only

Item 6.  Schedule of Investments.  Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.
The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11.  Controls and Procedures.
(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a) (1)                   Not Applicable – filed with annual report

(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the  Investment  Company Act of 1940 are filed herewith.

     (3)                    Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Valued Advisers Trust

By
   /s / R. Jeffrey Young
   R. Jeffrey Young, President and Principal Executive Officer

Date    2/3/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
   /s / R. Jeffrey Young
   R. Jeffrey Young, President and Principal Executive Officer

Date    2/3/11

By
   /s/ William J. Murphy
   William J. Murphy, Treasurer and Principal Financial Officer

Date    2/3/11